Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value
12.	Fair Value

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in the active markets for identical assets or liabilities as of the reported date.

Level II:

Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:

Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following tables present the assets and liabilities reported on the consolidated statements of financial condition at their fair value on a recurring basis as of December 31, 2012 and 2011 by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2012

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,848	$36,179	$38,027
Municipal securities	-	190,887	-	190,887
Equity securities	1,818	-	-	1,818
Corporate bonds	-	225,795	-	225,795
Mortgage backed securities
U.S. sponsored entities	-	649,933	-	649,933
Private label	-	4,316	-	4,316

Subtotal mortgage-backed securities	-	654,249	-	654,249

Total securities available for sale	$1,818	$1,072,779	$36,179	$1,110,776

Other Assets
Interest rate caps	-	90	-	90

Total other assets	$-	$90	$-	$90

Liabilities:
Other Liabilities
Interest rate swaps	-	5,743	-	5,743

Total other liabilities	$-	$5,743	$-	$5,743

As of December 31, 2011

(Dollar amounts in thousands)
	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Assets:
Securities available for sale
Trust preferred securities	$-	$1,755	$35,789	$37,544
Municipal securities	-	184,485	-	184,485
Equity securities	2,103	-	-	2,103
Corporate bonds	-	164,779	-	164,779
Mortgage backed securities
U.S. sponsored entities	-	732,302	-	732,302
Private label	-	8,903	-	8,903

Subtotal mortgage-backed securities	-	741,205	-	741,205

Total securities available for sale	$2,103	$1,092,224	$35,789	$1,130,116

Other Assets
Interest rate caps	-	532	-	532

Total other assets	$-	$532	$-	$532

Liabilities:
Other Liabilities
Interest rate swaps	-	5,531	-	5,531

Total other liabilities	$-	$5,531	$-	$5,531

Due to recent uncertainties in the credit markets broadly and the lack of both trading and new issuance of floating rate trust preferred securities, market price indications generally reflect the lack of liquidity in these markets. Due to this lack of practical quoted prices, fair value for floating rate trust preferred securities has been determined using a discounted cash-flow technique. Cash flows are estimated based upon the contractual terms of each instrument. Market rates have been calculated based upon the five year historical discount margin for these instruments from August 2002 through August 2007, when the market was more liquid. These market rates were then adjusted for credit spreads and liquidity risk given the current markets. Credit spreads are based upon the Moody’s rating for each bond and range from 45 to 80 basis points. Liquidity risk adjustments ranged from 20 to 65 basis points where the securities of the 15 largest banks in the United States are assigned 20 to 40 basis points and banks outside of the top 15 were given a higher liquidity risk adjustment. Approximately $17.9 million or 49.4% of the $36.2 million in floating rate trust preferred securities represent investments in two of the four largest banks in the United States.

The following table presents the changes in the Level III fair-value category for the years ended December 31, 2012 and 2011. The Company classifies financial instruments in Level III of the fair-value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation models for Level III financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly.

Fair value measurements using significant unobservable inputs (Level III):

	Trust Preferred Securities
	2012	2011
Beginning balance January 1,	$35,789	$37,361
Total net realized/unrealized gains (losses)
Included in earnings:
Interest income on securities	14	14
Net realized loss on securities available for sale	(5)	(78)
Included in other comprehensive income (loss)	381	(1,008)
Transfers in and/or out of Level III	-	-
Purchases, issuances, sales and settlements
Purchases	-	-
Issuances	-	-
Sales	-	-
Settlements	-	(500)

Ending balance, December 31,	$36,179	$35,789

The following table summarizes changes in unrealized gains and losses recorded in earnings for the year ended December 31, 2012 and December 31, 2011, for Level III assets and liabilities that were still held at December 31, 2012 and 2011:

	Securities available for sale
	2012	2011
Interest income on securities	$14	$14
Net realized loss on securities available for sale	(5)	(78)

Total	$9	$(64)

For Level III assets measured at fair value on a recurring or non-recurring basis as of December 31, 2012, the significant observable inputs used in the fair value measurements were as follows:

(Dollar amounts in thousands)	Fair Value at December 31, 2012	Fair Value at December 31, 2011	Valuation Technique	Significant Unobservable Inputs	Range/Weighted Average
Trust Preferred Securities	$36,179	$35,789	Discounted Cash Flow	Credit Spreads	45-80 basis points
				Liquidity Risk Adjustments	20-65 basis points
				Default Rates	.6% -1%
Impaired Loans	14,740	14,054	Discounted Cash Flow	Remaining term Discount Rate	.7 yrs to 21.8 yrs 3.8% - 7.0%
			Appraisal of collateral (1)	Interest Rate	3.3% - 16.3%
Real estate acquired through foreclosure	2,441	3,883	Appraisal of collateral (1)	N/A	N/A
Servicing assets	14	16	Discounted Cash Flow	Remaining term	.2 yrs - 18.8 yrs
				Discount Rate	11.25% - 12.25%

(1)

Fair value is generally determined through independent appraisals of the underlying collateral, which generally includes various level III inputs which are not identifiable. Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.

The significant unobservable inputs in the fair value measurement of the Company’s trust preferred securities are the credit spreads, liquidity risk adjustments and default rates as described in Investment Securities Available for Sale. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

The Company may be required periodically to measure certain assets and liabilities at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets. During 2012 and 2011, the Company incurred write-downs on its REO properties of $370,000 and $958,000, respectively. There were no adjustments to the fair value of the Company’s remaining assets and liabilities measured at fair value on a nonrecurring basis in accordance with GAAP during the respective periods.